SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total Due to Related Parties	$ 300,000	$ 300,000
Less Current Portion	(300,000)	(300,000)
Total Long-Term
Previously Reported [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties		300,000	$ 512,711
Less Current Portion		(300,000)	(512,711)
Total Long-Term
Less: Debt Discount
Mr Gregory Omi [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties	200,000	200,000
Mr Gregory Omi [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties		200,000	200,000
Mr Robert Gillen [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties	$ 100,000	100,000
Mr Robert Gillen [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties		100,000	100,000
MEGA sys Directors [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties			37,177
Quadrant International LLC [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties			45,534
Mr Alex Kuo [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties			30,000
Mr Kus Wife [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties			$ 100,000